UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Utility Income Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 87.2%
Utilities - 80.1%
Electric Utilities - 36.2%
Allegheny Energy, Inc.	95,600	$2,259,984
American Electric Power Co., Inc.	97,359	2,730,920
CLP Holdings Ltd.	304,000	2,247,329
CPFL Energia SA (ADR)	20,000	784,000
Duke Energy Corp.	296,884	3,999,027
Edison International	70,000	1,905,400
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	197,801	2,422,677
Entergy Corp.	95,481	6,434,456
Exelon Corp.	106,600	5,033,652
FirstEnergy Corp.	65,100	2,770,656
FPL Group, Inc.	120,200	5,448,666
HongKong Electric Holdings	512,500	3,159,823
ITC Holdings Corp.	91,800	3,390,174
PPL Corp.	57,500	1,603,675
Progress Energy, Inc.	89,900	3,184,258
Scottish & Southern Energy PLC	118,415	1,929,636
The Southern Co.	168,300	5,101,173

		54,405,506

Gas Utilities - 12.3%
Atmos Energy Corp.	67,100	1,464,793
Equitable Resources, Inc.	160,000	4,920,000
New Jersey Resources Corp.	90,225	3,164,191
Northwest Natural Gas Co.	95,800	3,923,010
Oneok, Inc.	80,700	1,802,838
Questar Corp.	113,600	3,275,088

		18,549,920

Independent Power Producers & Energy Traders - 7.0%
AES Tiete SA	669,659	4,088,409
Huaneng Power International, Inc. (ADR)	29,700	771,903
NRG Energy, Inc. (a)	141,100	2,666,790
Tractebel Energia SA	399,800	2,974,175

		10,501,277

Multi-Utilities - 24.6%
Centerpoint Energy, Inc.	259,400	2,677,008
CMS Energy Corp.	137,900	1,525,174
Consolidated Edison, Inc.	69,572	2,519,202
GDF Suez	64,654	2,041,763
National Grid PLC (Sponsored) (ADR)	26,326	1,173,087
NSTAR	211,514	6,804,405
PG&E Corp.	144,900	5,538,078
Public Service Enterprise Group, Inc.	193,800	5,288,802
Sempra Energy	116,267	4,833,219
Xcel Energy, Inc.	254,200	4,509,508

		36,910,246

		120,366,949

Telecommunication Services - 6.8%
Diversified Telecommunication Services - 6.8%
AT&T, Inc.	81,900	1,946,763
Chunghwa Telecom Co. Ltd. (ADR)	171,402	2,631,021
Verizon Communications, Inc.	108,800	3,104,064
Windstream Corp.	349,800	2,609,508

		10,291,356

Consumer Discretionary - 0.3%
Media - 0.3%
Time Warner Cable, Inc.-Class A (a)	27,900	508,617

Total Common Stocks (cost $137,599,479)		131,166,922

NON-CONVERTIBLE - PREFERRED STOCKS - 1.8%
Other Instruments - 1.8%
Georgia Power Co. 6.00% (cost $2,662,420)	104,900	2,705,371

INVESTMENT COMPANIES - 1.7%
Funds and Investment Trusts - 1.7%
Tortoise Energy Capital Corp. (cost $3,093,247)	159,126	2,522,147

SHORT-TERM INVESTMENTS - 8.1%
Investment Companies - 8.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $12,213,877)	12,213,877	12,213,877

Total Investments - 98.8% (cost $155,569,023) (c)		148,608,317
Other assets less liabilities - 1.2%		1,736,433

Net Assets - 100.0%		$150,344,750

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.
(c)	As of February 28, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,609,795 and gross unrealized depreciation of investments was $(18,570,501), resulting in net unrealized depreciation of $(6,960,706).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	- American Depositary Receipt

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$134,101,719		$	– 0	–
Level 2	14,506,598			– 0	–
Level 3	– 0	–		– 0	–

Total	$148,608,317		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2009